Related party disclosures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party disclosures [Line Items]
Tax ID	Total	Foreign
Revenue from sale of goods, related party transactions	$ 159,117	$ 150,969	$ 268,237
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	Turkey	Turkey
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 14,767	$ 16,726	17,538
Ajay Europe S.A.R.L [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	France	France
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 21,348	$ 19,470	15,706
Ajay Europe S,A.R.L. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	France
Transaction	Dividends
Dividend income	$ 1,055	811	969
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States of America
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 16,932	$ 16,810	13,206
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	Arab Emirates	United Arab Emirates
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 3,749		4,351
Dividend income	$ 0
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate	Associate
Country of origin	Thailand
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	$ 4,960	5,102
Sales de Magnesio Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	77.557.430-5
SQM Vitas Brasil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Brazil
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 46,876	$ 44,827	31,137
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Peru	Peru
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 24,138	$ 17,204	23,058
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	Arab Emirates	United Arab Emirates dirham
Transaction	Dividends
Revenue from sale of goods, related party transactions	$ 10,598	$ 0	85
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	India	India
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 3,955	$ 7,696	8,011
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	China	China
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 1,929	$ 0	200
Callegari Agricola S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.049.778-9	79.049.778-9
Nature	Other related parties	Other related parties
Country of origin	Chile	Chile
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	$ 0	210
Minera Exar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Argentina
Transaction	Loans
Revenue from rendering of services, related party transactions	$ 0	$ 0	11,000
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Ukraine	Ukraine
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 1,280	$ 1,674	1,218
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Russian Federation	Russian Federation
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 40	$ 187	423
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Belgium	Belgium
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 4,096	$ 4,554	2,108
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States of America
Transaction	Dividends
Dividend income	$ 2,796	2,807	1,123
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Thailand
Transaction	Dividends
Dividend income	$ 0	362
Sales de Magnesio Ltda. [Member]
Related party disclosures [Line Items]
Nature	Associate
Country of origin	Chile
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	0	45
Kowa Company Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Japan
Transaction	Sale of products
Revenue from rendering of services, related party transactions	$ 0	0	132,495
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Arab Emirates
Transaction	Dividends
Revenue from sale of goods, related party transactions		5,811
Dividend income		$ 6,632
SQM Eastmed Turkey [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	Turkey	Turkey
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 47	$ 30	0
Pavoni & C, SPA [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	Italy	Italy
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 3,152	$ 201	0
Arpa Speciali SRL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Italy	Italy
Transaction	Sale of products
Amounts receivable, related party transactions	$ 2,359	$ 207	0
Fertilizers Co Ltd [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Transaction	Sale of services
Revenue from sale of goods, related party transactions	$ 0	$ 0	$ 252